DEFERRED REVENUE (Tables)	9 Months Ended
Aug. 31, 2022
Deferred Revenue
Schedule of Deferred Revenue

	August 31, 2022	November 30, 2021
		$
Film distribution	835,385	179,196
Streaming subscriptions	5,372	4,798
Deferred Revenue	840,757	183,994